UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2000

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Croteau Investment Management, Inc.
Address: 100 First Stamford Place

         Stamford, CT  06902

13F File Number:  28-4873

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Garnet R. Croteau
Title:     President
Phone:     203-961-8034

Signature, Place, and Date of Signing:

     Garnet R. Croteau     Stamford, CT     January 08, 2001


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:



I AM SIGNING THIS REPORT AS REQUIRED BY THE THE SECURITIES EXCHANGE
ACT OF 1934.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     21

Form13F Information Table Value Total:     137795


List of Other Included Managers:

List of Other Managers Reporting for this Manager:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filled, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                            TITLE
                            OF                               VALUE  SHARES/ SH/ PUT/ INVSTMT OTHER             VOTING AUTHORITY
NAME OF ISSUER              CLASS               CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------------------------------------------------------------------------------------------------------------
AMERICA ON LINE             cs                                1476    42400 SH       SOLE                    42400
AMERICAN EXPRESS            cs                                4079    74250 SH       SOLE                    74250
AMERICAN INT'L GRP          cs                               17439   176938 SH       SOLE                   176938
CISCO SYSTEMS               cs                               20023   523476 SH       SOLE                   523476
COCA COLA                   cs                                6551   107500 SH       SOLE                   107500
COMPAQ                      cs                                4891   324992 SH       SOLE                   324992
DISNEY WALT                 cs                                6181   213600 SH       SOLE                   213600
ELI LILLY                   cs                                5109    54900 SH       SOLE                    54900
EMC                         cs                                2620    39400 SH       SOLE                    39400
GENERAL ELECTRIC            cs                               15294   319047 SH       SOLE                   319047
HOME DEPOT                  cs                                3926    85925 SH       SOLE                    85925
INTEL CORP.                 cs                               15963   531000 SH       SOLE                   531000
JP MORGAN CHASE             cs                                2591    70275 SH       SOLE                    70275
LEHMAN BROS.                cs                                1751    25900 SH       SOLE                    25900
MICROSOFT                   cs                                 269     6200 SH       SOLE                     6200
MINN. MIN. & MANUF.         cs                                2767    22960 SH       SOLE                    22960
MOTOROLA INC.               cs                                2321   114600 SH       SOLE                   114600
NOKIA                       cs                                5792   133150 SH       SOLE                   133150
PFIZER                      cs                               12188   264956 SH       SOLE                   264956
TEXAS INSTRUMENTS           cs                                3501    73900 SH       SOLE                    73900
WORLDCOM INC.               cs                                3063   217800 SH       SOLE                   217800